UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

April 30, 2008

1.800343.104

MFS-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.3%
	Principal Amount	Value
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.9% 8/5/08, CP	$ 6,800,000	$ 6,800,000
Colorado - 0.6%
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2007 A2, 2.95% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(c)	25,700,000	25,700,000
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 510, 2.47% (Liquidity Facility Deutsche Bank AG) (b)(c)(e)	4,190,000	4,190,000
Series DBE 535, 2.44% (Liquidity Facility Deutsche Bank AG) (b)(e)	1,695,000	1,695,000
		31,585,000
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S1, 0.85% tender 5/1/08, CP mode	5,100,000	5,100,000
Delaware - 0.0%
Delaware Hsg. Auth. Rev. Participating VRDN Series MS 08 2379, 2.58% (Liquidity Facility Morgan Stanley) (b)(c)(e)	2,875,000	2,875,000
Florida - 0.4%
Broward County School Board Ctfs. of Prtn. Series 2004 D, 2.35% (FSA Insured), VRDN (b)	11,000,000	11,000,000
Miami-Dade County Aviation Rev. Participating VRDN Series DBE 529, 2.47% (Liquidity Facility Deutsche Bank AG) (b)(e)	9,725,000	9,725,000
		20,725,000
Illinois - 0.2%
Illinois Gen. Oblig. Participating VRDN Series ROC II R 12128, 2.5% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,050,000	5,050,000
Northern Illinois Muni. Pwr. Agcy. Rev. Participating VRDN Series DBE 517, 2.44% (Liquidity Facility Deutsche Bank AG) (b)(e)	3,470,000	3,470,000
		8,520,000
Kentucky - 0.2%
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.78% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,900,000	3,900,000
Pulaski County Solid Waste Disp. Rev. Bonds (Natural Rural Util. East Kentucky Pwr. Co. Proj.) Series 1983 B, 1.85%, tender 8/15/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(c)	8,500,000	8,500,000
		12,400,000
Municipal Securities - continued
	Principal Amount	Value
Maryland - 0.1%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 2.43%, LOC Fannie Mae, VRDN (b)(c)	$ 3,500,000	$ 3,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series A, 1.9% 8/5/08, CP	2,000,000	2,000,000
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 2.55%, LOC Fannie Mae, VRDN (b)(c)	2,700,000	2,700,000
		8,200,000
Massachusetts - 86.8%
Bedford Gen. Oblig. BAN 4.25% 7/24/08	27,010,000	27,042,876
Billerica Gen. Oblig. BAN 2% 11/5/08	5,262,000	5,268,671
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 2.53%, LOC Bank of America NA, VRDN (b)(c)	3,220,000	3,220,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series MS 00 434, 2.92% (Liquidity Facility Morgan Stanley) (b)(e)	5,530,000	5,530,000
Braintree Gen. Oblig. BAN 3.75% 11/13/08	38,400,000	38,479,582
Bridgewater-Raynham Reg'l. School District BAN 2% 8/29/08	4,100,000	4,106,697
Brockton Gen. Oblig. BAN 4% 5/16/08	9,000,000	9,001,209
Chelmsford Gen. Oblig. BAN 4% 6/20/08	18,003,000	18,010,571
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 2.43% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	11,835,000	11,835,000
Danvers Gen. Oblig. BAN 4.25% 7/11/08	10,392,085	10,402,767
Easton Gen. Oblig. BAN 2.5% 4/24/09	7,465,000	7,533,427
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 2.46% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	14,645,000	14,645,000
Fall River Gen. Oblig. BAN:
Series B, 4.25% 7/24/08	12,966,000	12,979,764
2.75% 7/24/08	11,934,000	11,947,841
Falmouth Gen. Oblig. BAN 2.5% 3/13/09	20,206,131	20,264,194
Franklin Gen. Oblig. BAN 2.25% 3/25/09	11,100,000	11,154,863
Haverhill Gen. Oblig. BAN 2.5% 3/27/09	5,000,000	5,027,923
Lynnfield Gen. Oblig. BAN 2.5% 2/27/09	7,650,000	7,680,888
Manchester Essex Reg'l. School District BAN 4.25% 8/15/08	10,000,000	10,016,745
Massachusetts Participating VRDN:
Series Clipper 06 11, 2.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	53,900,000	53,900,000
Series Clipper 07 18, 2.53% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	84,675,000	84,675,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth.:
Bonds Series A, 5.75% 3/1/26 (Pre-Refunded to 3/1/09 @ 101) (d)	$ 11,295,000	$ 11,837,115
Participating VRDN:
Series PA 675, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,670,000	4,670,000
Series ROC II R 10181, 2.75% (Liquidity Facility Citibank NA) (b)(e)	10,595,000	10,595,000
Series TOC 04 D, 2.4% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	26,670,000	26,670,000
Gen.Trans. Sys. 2.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	100,400,000	100,400,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN:
Series DC 8031, 2.42% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	17,880,000	17,880,000
Series Putters 1062, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	12,245,000	12,245,000
Series ROC II R 10112, 2.42% (Liquidity Facility Citigroup, Inc.) (b)(e)	10,000,000	10,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8030, 2.42% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	8,035,000	8,035,000
Series DCL 08 018, 2.48% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	6,725,000	6,725,000
Series DCL 08 25, 2.42% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	23,600,000	23,600,000
Series DCL 08 28, 2.42% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	12,960,000	12,960,000
Series DCL 08 29, 2.42% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	22,020,000	22,020,000
Series DCL 08 44, 2.42% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	17,200,000	17,200,000
Series LB 08 K20W, 2.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	2,200,000	2,200,000
Series Merlots 06 B35, 2.82% (Liquidity Facility Wachovia Bank NA) (b)(e)	36,160,000	36,160,000
Series MS 01 723, 2.47% (Liquidity Facility Morgan Stanley) (b)(e)	34,110,000	34,110,000
Series MS 1195, 2.42% (Liquidity Facility Morgan Stanley) (b)(e)	10,435,500	10,435,500
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Participating VRDN:
Series PT 2459, 2.46% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	$ 39,740,000	$ 39,740,000
Series PT 4140, 2.46% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	28,130,000	28,130,000
Series 2008 A1, 2.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,100,000	5,100,000
Series 2008 A2, 2.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,500,000	17,500,000
Series A, 1.45% 5/2/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	14,750,000	14,750,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 2.46%, LOC Wachovia Bank NA, VRDN (b)(c)	3,250,000	3,250,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.):
Series 2005, 1.6% tender 6/5/08, CP mode (c)	3,500,000	3,500,000
1.1% tender 8/1/08, CP mode (c)	13,300,000	13,300,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 2.47%, LOC Bank of America NA, VRDN (b)(c)	3,000,000	3,000,000
(Monkiewicz Realty Trust Proj.) 2.87%, LOC Bank of America NA, VRDN (b)(c)	4,695,000	4,695,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series A, 2.89%, LOC Bank of America NA, VRDN (b)(c)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) 2.58%, LOC Fannie Mae, VRDN (b)(c)	20,000,000	20,000,000
(Casco Crossing Proj.) 2.49%, LOC Fannie Mae, VRDN (b)(c)	13,000,000	13,000,000
(Georgetown Village Apts. Proj.) 2.52%, LOC Fannie Mae, VRDN (b)(c)	15,600,000	15,600,000
(Salem Heights Apts. Proj.) Series A, 2.58%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(c)	16,600,000	16,600,000
Series A, 2.65%, LOC Bayerische Landesbank (UNGTD), VRDN (b)(c)	40,000,000	40,000,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 2.59%, LOC SunTrust Banks, Inc., VRDN (b)(c)	4,500,000	4,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series LB 08 F34W, 3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	27,000,000	27,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Participating VRDN:
Series MACN 06 P, 2.51% (Liquidity Facility Bank of America NA) (b)(e)	$ 8,760,000	$ 8,760,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 2.58%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,485,000	6,485,000
(Beaver Country Day School Proj.) 2.46%, LOC Allied Irish Banks PLC, VRDN (b)	7,700,000	7,700,000
(Boston Renaissance Charter School Proj.) 2.48%, LOC Bank of America NA, VRDN (b)	12,655,000	12,655,000
(Brandeis Univ. Proj.) Series M, 2.2%, LOC Bank of America NA, VRDN (b)	23,500,000	23,500,000
(Carleton-Willard Village Proj.) 2.45%, LOC Bank of America NA, VRDN (b)	6,000,000	6,000,000
(Edgewood Retirement Proj.) Series A, 2.73%, LOC Lloyds TSB Bank PLC, VRDN (b)	10,520,000	10,520,000
(Fay School Proj.) 2.43%, LOC TD Banknorth, N.A., VRDN (b)	5,450,000	5,450,000
(Fifteen-O-Five West Housatonic LLC Proj.) 2.67%, LOC HSBC Bank USA, VRDN (b)(c)	2,970,000	2,970,000
(ISO New England, Inc. Proj.) 2.44%, LOC KeyBank NA, VRDN (b)	18,200,000	18,200,000
(Judge Rotenburg Ctr. Proj.) 2.65%, LOC Bank of America NA, VRDN (b)	2,915,000	2,915,000
(Mary Ann Morse Healthcare Proj.) 2.43%, LOC JPMorgan Chase Bank, VRDN (b)	14,160,000	14,160,000
(Simmons College Proj.) Series G, 2.6%, LOC TD Banknorth, N.A., VRDN (b)	4,850,000	4,850,000
Series 2001, 1.32% 6/4/08, LOC JPMorgan Chase Bank, CP	8,300,000	8,300,000
Series A, 2.42%, LOC Bank of America NA, VRDN (b)	10,970,000	10,970,000
2.95% 8/6/08, LOC Bank of America NA, CP	8,600,000	8,600,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 A, 5.25% 1/1/09	2,025,000	2,072,977
Series 2004 A, 5% 8/1/08	1,500,000	1,510,746
Series 2006 C, 5% 5/1/08	5,750,000	5,750,000
Series A:
5.375% 8/1/08 (MBIA Insured)	6,330,000	6,355,825
5.5% 2/1/09 (MBIA Insured)	3,000,000	3,076,933
Series B:
5% 8/1/08	1,000,000	1,007,036
6.5% 8/1/08 (Escrowed to Maturity) (d)	2,935,000	2,958,090
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series Solar 07 77, 3.35%, tender 6/12/08 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)(h)	$ 15,790,000	$ 15,790,000
Participating VRDN:
Series AAB 00 18, 2.51% (Liquidity Facility Bank of America NA) (b)(e)	14,740,000	14,740,000
Series AAB 02 18, 2.51% (Liquidity Facility Bank of America NA) (b)(e)	14,375,000	14,375,000
Series BA 01 O, 2.43% (Liquidity Facility Bank of America NA) (b)(e)	2,785,000	2,785,000
Series BA 02 C, 2.43% (Liquidity Facility Bank of America NA) (b)(e)	3,490,000	3,490,000
Series Clipper 07 06, 2.53% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	47,850,000	47,850,000
Series Clipper 07 39, 2.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	28,700,000	28,700,000
Series DCL 08 22, 2.47% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	9,670,000	9,670,000
Series DCL 08 24, 2.47% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	15,840,000	15,840,000
Series EGL 07 0124, 2.47% (Liquidity Facility Citibank NA) (b)(e)	12,235,000	12,235,000
Series EGL 07 0149, 2.47% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(e)	18,000,000	18,000,000
Series LB 08 F47W, 3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	10,275,000	10,275,000
Series LB 08 P16W, 2.82% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	25,350,000	25,350,000
Series MACN 05 C, 2.51% (Liquidity Facility Bank of America NA) (b)(e)	3,950,000	3,950,000
Series Merlots 06 B30, 2.82% (Liquidity Facility Wachovia Bank NA) (b)(e)	25,425,000	25,425,000
Series Merlots 06 B8, 2.82% (Liquidity Facility Wachovia Bank NA) (b)(e)	29,795,000	29,795,000
Series MS 01 535, 2.47% (Liquidity Facility Morgan Stanley) (b)(e)	19,797,000	19,797,000
Series MS 06 1496, 2.47% (Liquidity Facility Rabobank Nederland) (b)(e)	5,650,000	5,650,000
Series MS 1186, 2.92% (Liquidity Facility Rabobank Nederland) (b)(e)	16,160,000	16,160,000
Series MT 127, 2.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,495,000	5,495,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PA 1059, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 4,900,000	$ 4,900,000
Series PA 945R, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,995,000	4,995,000
Series PT 1802, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,945,000	4,945,000
Series PT 2008, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,890,000	10,890,000
Series PT 2015, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,000,000	11,000,000
Series PT 2252, 2.45% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,300,000	11,300,000
Series PT 2289, 2.45% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,015,000	11,015,000
Series PT 2426, 2.45% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	21,565,000	21,565,000
Series PT 2427, 2.45% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	6,725,000	6,725,000
Series PT 3222, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,815,000	2,815,000
Series PT 3673, 2.45% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	20,295,000	20,295,000
Series PT 3989, 2.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	21,945,000	21,945,000
Series PT 4303, 2.45% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	19,970,000	19,970,000
Series PT 921, 2.41% (Liquidity Facility BNP Paribas SA) (b)(e)	18,700,000	18,700,000
Series Putters 2022, 2.51% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	22,040,000	22,040,000
Series Putters 300, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	24,000,000	24,000,000
Series Putters 301, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	19,180,000	19,180,000
Series Putters 317, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	13,015,000	13,015,000
Series Putters 571, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,100,000	5,100,000
Series ROC II R 10127, 2.42% (Liquidity Facility Citibank NA) (b)(e)	6,700,000	6,700,000
Series ROC II R 10149, 2.5% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,545,000	7,545,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 10164, 2.5% (Liquidity Facility Citibank NA) (b)(e)	$ 13,500,000	$ 13,500,000
Series ROC II R 11142, 2.47% (Liquidity Facility Citibank NA) (b)(e)	4,270,000	4,270,000
Series ROC II R 11163, 2.9% (Liquidity Facility Citibank NA) (b)(e)	15,300,000	15,300,000
Series SGC 07 5, 2.43% (Liquidity Facility Societe Generale) (b)(e)	27,050,000	27,050,000
(Central Artery Proj.) Series 2000 A, 2.6% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	16,260,000	16,260,000
Series 1997 B, 2.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	143,630,000	143,630,002
Series 1998 A, 2.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	78,140,000	78,140,000
Series 1998 B, 2.4% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	42,615,000	42,615,000
Series 1999 D:
1.35% 5/13/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	15,200,000	15,200,000
1.85% 6/6/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	28,750,000	28,750,000
2.03% 6/13/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	9,300,000	9,300,000
2.08% 5/29/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	50,000,000	50,000,000
Series 1999 E:
1.35% 5/12/08 (Liquidity Facility Dexia Cr. Local de France), CP	4,500,000	4,500,000
1.35% 5/13/08 (Liquidity Facility Dexia Cr. Local de France), CP	11,100,000	11,100,000
Series 2001 B, 2.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	42,100,000	42,100,000
Series 2001 G:
1.4% 5/13/08 (Liquidity Facility BNP Paribas SA), CP	18,600,000	18,600,000
2.03% 6/13/08 (Liquidity Facility BNP Paribas SA), CP	10,200,000	10,200,000
Series 2005 A, 2.55% (Liquidity Facility Citibank NA), VRDN (b)	4,275,000	4,275,000
Series 2006 A, 2.84% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	16,620,000	16,620,000
Series 2006 B, 2.84% (Liquidity Facility Bank of America NA), VRDN (b)	31,285,000	31,285,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series H:
1.35% 5/12/08 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	$ 1,500,000	$ 1,500,000
2.03% 6/13/08 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	5,800,000	5,800,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.) Series A, 5% 7/1/08 (FSA Insured)	3,875,000	3,891,064
(Williams College Proj.) Series M, 1.55%, tender 4/10/09 (b)	22,300,000	22,300,000
Participating VRDN:
Series BA 02 D, 2.45% (Liquidity Facility Bank of America NA) (b)(e)	10,505,000	10,505,000
Series BA 08 1056, 2.43% (Liquidity Facility Bank of America NA) (b)(e)	5,185,000	5,185,000
Series BNY 08 8, 2.46% (Liquidity Facility Bank of New York, New York) (b)(e)	6,500,000	6,500,000
Series Clipper 07 08, 2.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	11,250,000	11,250,000
Series LB 08 F35W, 3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	19,325,000	19,325,000
Series Merlots 00 WW, 2.82% (Liquidity Facility Wachovia Bank NA) (b)(e)	28,885,000	28,885,000
Series MS 01 587, 2.42% (Liquidity Facility Morgan Stanley) (b)(e)	11,575,500	11,575,500
Series MS 1123, 2.42% (Liquidity Facility Morgan Stanley) (b)(e)	15,616,000	15,616,000
Series PA 595R, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,155,000	4,155,000
Series PA 973R, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,195,000	9,195,000
Series PT 2256, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,340,000	9,340,000
Series ROC II R 10244, 2.42% (Liquidity Facility Citigroup, Inc.) (b)(e)	25,700,000	25,700,000
Series ROC II R 11320, 2.43% (Liquidity Facility Citibank NA) (b)(e)	8,850,000	8,850,000
Series ROC II R 12206, 2.45% (Liquidity Facility Citigroup, Inc.) (b)(e)	11,325,000	11,325,000
Series SGB 42, 2.41% (Liquidity Facility Societe Generale) (b)(e)	27,080,000	27,080,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Amherst College Proj.):
Series I, 2.32%, VRDN (b)	$ 4,100,000	$ 4,100,000
Series J2, 2.4%, VRDN (b)	10,370,000	10,370,000
(Amherst College) Series F, 2.32%, VRDN (b)	7,900,000	7,900,000
(Bentley College Proj.) Series K, 2.73%, LOC JPMorgan Chase Bank, VRDN (b)	5,300,000	5,300,000
(Boston Univ. Proj.) Series H, 2.45%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	7,400,000	7,400,000
(Endicott College Proj.):
Series B, 2.65%, LOC Bank of America NA, VRDN (b)	22,270,000	22,270,000
Series E, 2.65%, LOC Bank of America NA, VRDN (b)	12,550,000	12,550,000
(Harvard Univ. Proj.):
Series BB 2.4%, VRDN (b)	18,510,000	18,510,000
Series GG1, 2.4%, VRDN (b)	38,500,000	38,500,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 2.2%, VRDN (b)	60,000,000	60,000,000
(Mount Ida College Proj.) Series A, 2.65%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
(New England Aquarium Corp. Proj.) Series A, 2.65%, LOC JPMorgan Chase Bank, VRDN (b)	4,630,000	4,630,000
(Northeast Hosp. Corp. Proj.) Series H, 2.55%, LOC Bank of America NA, VRDN (b)	22,650,000	22,650,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 D1, 2.32%, VRDN (b)	18,100,000	18,100,000
Series D2, 2.25%, VRDN (b)	9,000,000	9,000,000
Series P2, 2.55% (FSA Insured), VRDN (b)	5,100,000	5,100,000
(Pool Ln. Prog.) Series M3D, 2.6%, LOC RBS Citizens NA, VRDN (b)	5,100,000	5,100,000
(South Shore Hosp. Proj.) Series G, 2.42%, LOC JPMorgan Chase Bank, VRDN (b)	21,300,000	21,300,000
(Stonehill College Proj.) Series 2008 K, 2.3%, LOC Bank of America NA, VRDN (b)	35,280,000	35,280,000
(Univ. of Massachusetts Proj.) Series A, 2.55%, LOC Dexia Cr. Local de France, VRDN (b)	4,200,000	4,200,000
(Wellesley College Proj.) Series 2008 I, 2.7%, VRDN (b)	16,035,000	16,035,000
(Winchester Hosp. Proj.):
Series F, 2.43%, LOC Bank of America NA, VRDN (b)	15,170,000	15,170,000
Series G, 2.43%, LOC Bank of America NA, VRDN (b)	4,490,000	4,490,000
Series 2008 H1:
1.57% 3/4/09, CP	4,500,000	4,500,000
1.57% 3/5/09, CP	12,500,000	12,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2008 H2:
1.55% 10/6/08, CP	$ 9,580,000	$ 9,580,000
1.7% 2/3/09, CP	15,000,000	15,000,000
1.3% 6/2/08, CP	47,749,000	47,749,000
1.3% 6/2/08, CP	20,199,000	20,199,000
1.43% 8/7/08, CP	7,243,000	7,243,000
1.55% 5/19/08, CP	9,000,000	9,000,000
2.1% 6/10/08, CP	29,169,000	29,169,000
Massachusetts Health & Edl. Facilties Auth. Rev. Participating VRDN Series LB 08 F84W, 2.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	11,630,000	11,630,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Floaters 06 0101, 2.51% (Liquidity Facility Bank of New York, New York) (b)(c)(e)	3,375,000	3,375,000
Series 2003 F, 2.6% (FSA Insured), VRDN (b)	139,300,000	139,300,000
Series 2006 A, 2.75% (FSA Insured), VRDN (b)(c)	16,820,000	16,820,000
Series 88, 2.75% (FSA Insured), VRDN (b)(c)	12,785,000	12,785,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 2.45%, LOC Fannie Mae, VRDN (b)(c)	18,900,000	18,900,000
Massachusetts Hsg. Fin. Agcy. Rental Hsg. Mtg. Rev. Series A, 2.55% (FSA Insured), VRDN (b)(c)	15,830,000	15,830,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 2.47%, LOC Bank of America NA, VRDN (b)(c)	1,600,000	1,600,000
(Barbour Corp. Proj.) Series 1998, 2.87%, LOC Bank of America NA, VRDN (b)(c)	3,510,000	3,510,000
(BBB Esq. LLC Proj.) Series 1996, 2.47%, LOC Bank of America NA, VRDN (b)(c)	1,200,000	1,200,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 2.87%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,280,000	1,280,000
(Brady Enterprises Proj.) Series 1996, 2.87%, LOC Bank of America NA, VRDN (b)(c)	1,850,000	1,850,000
(Decas Cranberry Proj.) Series 1997, 2.87%, LOC Bank of America NA, VRDN (b)(c)	3,750,000	3,750,000
(Interpolymer Corp. Proj.) Series 1992, 2.47%, LOC Bank of America NA, VRDN (b)(c)	1,200,000	1,200,000
(Riverdale Mills Corp. Proj.) Series 1995, 2.47%, LOC Bank of America NA, VRDN (b)(c)	1,700,000	1,700,000
(United Plastics Proj.) Series 1997, 2.87%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,085,000	2,085,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.6% tender 6/4/08, CP mode	$ 18,000,000	$ 18,000,000
Series 1993 A, 2.3% tender 6/10/08, CP mode	13,700,000	13,700,000
Series 1993 B, 2.2% tender 7/10/08, CP mode	8,500,000	8,500,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/08	5,000,000	4,952,343
Massachusetts Port Auth. Rev.:
Participating VRDN:
Series Merlots 00 Q, 2.87% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	21,345,000	21,345,000
Series PA 592, 2.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	4,850,000	4,850,000
Series PT 895, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	5,930,000	5,930,000
Series ROC II R 2031, 2.5% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,235,000	7,235,000
Series 2003 B:
1.9% 8/5/08, LOC Bank of New York, New York, CP (c)	10,000,000	10,000,000
2.15% 7/8/08, LOC Bank of New York, New York, CP (c)	49,000,000	49,000,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 2.9%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series BA 08 1082, 2.43% (Liquidity Facility Bank of America NA) (b)(e)	15,375,000	15,375,000
Series EGL 07 0031, 2.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	58,600,000	58,600,000
Series EGL 07 0032, 2.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	69,300,000	69,300,000
Series EGL 07 0067, 2.46% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	41,660,000	41,660,000
Series EGL 07 0092, 2.46% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (b)(e)	27,295,000	27,295,000
Series Putters 1052Z, 2.51% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,850,000	8,850,000
Series Putters 1185, 2.51% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,130,000	10,130,000
Series Putters 1712 T, 2.51% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,375,000	10,375,000
Series Putters 2735, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series ROC II R 12006, 2.47% (Liquidity Facility Citigroup, Inc.) (b)(e)	$ 29,700,000	$ 29,700,000
Series ROC II R 12181, 2.48% (Liquidity Facility Bank of New York, New York) (b)(e)	6,800,000	6,800,000
Series ROC II R 12187, 2.48% (Liquidity Facility Bank of New York, New York) (b)(e)	13,305,000	13,305,000
Series ROC II R 414, 2.5% (Liquidity Facility Citibank NA) (b)(e)	23,730,000	23,730,000
Series ROC II R 613, 2.47% (Liquidity Facility Citibank NA) (b)(e)	7,610,000	7,610,000
Series Solar 05 03, 3.8% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)(h)	39,340,000	39,340,000
Series A:
1.45% 6/10/08, LOC Bank of Nova Scotia, New York Agcy., CP	14,900,000	14,900,000
1.87% 8/5/08, LOC Bank of Nova Scotia, New York Agcy., CP	15,800,000	15,800,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series PT 3511, 2.46% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	37,210,000	37,210,000
Series PT 3612, 2.46% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,575,000	11,575,000
Massachusetts Spl. Oblig. Rev. Participating VRDN Series PT 2484, 2.46% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	15,890,000	15,890,000
Massachusetts State College Bldg. Auth. Rev. Participating VRDN:
Series DBE 528, 2.43% (Liquidity Facility Deutsche Bank AG) (b)(e)	3,730,000	3,730,000
Series PPR 08 A, 2.46% (Liquidity Facility Bank of New York, New York) (b)(e)	8,650,000	8,650,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 2.43% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,405,000	9,405,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BA 08 1089, 2.43% (Liquidity Facility Bank of America NA) (b)(e)	7,140,000	7,140,000
Series MS 2569, 2.42% (Liquidity Facility Morgan Stanley) (b)(e)	1,985,000	1,985,000
Series PT 2365, 2.46% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	20,950,000	20,950,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series Putters 2591, 2.51% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 14,280,000	$ 14,280,000
Series Putters 577, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	9,915,000	9,915,000
Series PZ 155, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,020,000	10,020,000
Series ROC II R 1036, 2.42% (Liquidity Facility Citigroup, Inc.) (b)(e)	10,075,000	10,075,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 2.72% (Liquidity Facility Wachovia Bank NA) (b)(e)	24,200,000	24,200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series AAB 05 10, 2.51% (Liquidity Facility Bank of America NA) (b)(e)	16,995,000	16,995,000
Series DCL 08 004, 2.48% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	6,315,000	6,315,000
Series DCL 08 006, 2.48% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,050,000	7,050,000
Series EGL 02 2101, 2.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(e)	14,660,000	14,660,000
Series EGL 06 0097, 2.47% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	11,645,000	11,645,000
Series EGL 7050011 Class A, 2.51% (Liquidity Facility Citibank NA) (b)(e)	10,990,000	10,990,000
Series MS 1080, 2.47% (Liquidity Facility Morgan Stanley) (b)(e)	5,645,000	5,645,000
Series PT 4348, 2.46% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,205,000	7,205,000
Series PT 4370, 2.46% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	12,610,000	12,610,000
Series Putters 2660, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,000,000	5,000,000
Series ROC II R 10280, 2.5% (Liquidity Facility Citigroup, Inc.) (b)(e)	26,660,000	26,660,000
Series Solar 06 86, 2.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	6,735,000	6,735,000
Series 1995, 1.3% 7/1/08, LOC Bayerische Landesbank Girozentrale, CP	1,400,000	1,400,000
Series 1997 B, 6.5% (AMBAC Insured), VRDN (b)	24,880,000	24,880,000
Series 1999 A, 5% (AMBAC Insured), VRDN (b)	66,895,000	66,895,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 1999 B, 2.6%, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 16,315,000	$ 16,315,000
Series 2002 D, 2.5%, LOC Landesbank Baden-Wuert, VRDN (b)	2,900,000	2,900,000
Series A, 5.7% (AMBAC Insured), VRDN (b)	18,200,000	18,200,000
Massachussetts Bay Trans. Auth. Sales Tax Rev. Bonds Series BA 07 184, 2.43%, tender 5/7/08 (Liquidity Facility Bank of America NA) (b)(e)(h)	16,936,000	16,936,000
Needham Gen. Oblig. BAN 4% 6/13/08	13,000,000	13,004,853
Northborough Gen. Oblig. BAN 2.5% 5/1/09 (a)	10,665,072	10,748,686
Northborough-Southboro Reg'l. School District BAN 4% 5/23/08	11,900,000	11,903,927
Peabody Gen. Oblig. BAN 4% 9/26/08	5,900,000	5,911,046
Quincy Gen. Oblig. BAN:
Series 2008 A, 2.75% 1/30/09	19,500,000	19,594,530
2.25% 1/30/09	10,000,000	10,041,144
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev.:
Participating VRDN Series ROC II R 10099, 2.45% (Liquidity Facility Citibank NA) (b)(e)	6,400,000	6,400,000
Series B, 6.25% (AMBAC Insured), VRDN (b)	56,200,000	56,200,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008-1, 2.3%, LOC Lloyds TSB Bank PLC, VRDN (b)	75,000,000	75,000,000
Waltham Gen. Oblig. BAN 2.25% 9/18/08	19,220,000	19,249,569
Worcester Gen. Oblig. BAN:
Series A, 3.75% 9/26/08	13,715,000	13,752,871
2.75% 9/26/08	6,417,000	6,438,194
4% 9/26/08	13,763,000	13,790,420
		4,669,210,389
Michigan - 0.1%
Wayne County Arpt. Auth. Rev. Participating VRDN Series EGL 07 0017, 2.78% (Liquidity Facility Citibank NA) (b)(c)(e)	7,250,000	7,250,000
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series B, 3.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	6,900,000	6,900,000
New York - 0.6%
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (One Columbus Place Dev. Proj.) Series A, 2.5%, LOC Fannie Mae, VRDN (b)(c)	17,500,000	17,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev. (10 Barclay Street Hsg. Proj.) Series 2004 A, 2.62%, LOC Fannie Mae, VRDN (b)	$ 5,000,000	$ 5,000,000
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.) Series 2000 AB, 2.6% (FSA Insured), VRDN (b)	10,000,000	10,000,000
		32,500,000
Pennsylvania - 0.1%
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 84D, 2.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	4,000,000	4,000,000
Puerto Rico - 2.7%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	50,000,000	50,102,408
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series DCL 08 019, 2.48% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	5,550,000	5,550,000
Series Putters 2560, 2.51% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,410,000	8,410,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MS 08 2391, 2.49% (Liquidity Facility Morgan Stanley) (b)(e)	12,490,000	12,490,000
Series PT 3623, 2.45% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	8,890,000	8,890,000
Series ROC II R 10320CE, 2.48% (Liquidity Facility Citibank NA) (b)(e)	33,000,000	33,000,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series ROC II R 12028, 2.41% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	10,050,000	10,050,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series DCL 08 013, 2.48% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,050,000	7,050,000
Series PA 1044, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,745,000	8,745,000
		144,287,408
South Dakota - 0.5%
South Dakota Hsg. Dev. Auth. Series 2005 G, 2.65% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(c)	25,000,000	25,000,000
Tennessee - 0.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Bonds Series 2001 A, 5.5% 3/1/09 (FSA Insured) (c)	6,975,000	7,169,859
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.7%
Austin Gen. Oblig. Participating VRDN Series DBE 548, 2.44% (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 1,370,000	$ 1,370,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 2.95%, LOC Citibank NA, VRDN (b)(c)	8,600,000	8,600,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series GS 07 112TPX, 2.47% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)(e)	7,500,000	7,500,000
Series ROC II R 40, 2.56% (Liquidity Facility Citibank NA) (b)(c)(e)	3,910,000	3,910,000
Houston Independent School District Bonds 3.75%, tender 6/16/08 (Permanent School Fund of Texas Guaranteed) (b)	10,000,000	10,031,206
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series MS 08 2430, 2.58% (Liquidity Facility Morgan Stanley) (b)(c)(e)	4,800,000	4,800,000
Texas Gen. Oblig. Participating VRDN Series DB 546, 2.47% (Liquidity Facility Deutsche Bank AG) (b)(c)(e)	2,410,000	2,410,000
		38,621,206
Wisconsin - 0.1%
Univ. of Wisconsin Hosp. & Clinics Auth. 2.15% (FSA Insured), VRDN (b)	2,900,000	2,900,000
Other - 6.8%
Fidelity Municipal Cash Central Fund, 2.64% (f)(g)	364,496,000	364,496,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,398,539,862)		5,398,539,862
NET OTHER ASSETS - (0.3)%		(16,803,760)
NET ASSETS - 100%		$ 5,381,736,102
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holding as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $72,066,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series BA 07 184, 2.43%, tender 5/7/08 (Liquidity Facility Bank of America NA)	11/28/07 - 4/4/08	$ 16,936,000
Massachusetts Gen. Oblig. Bonds Series Solar 07 77, 3.35%, tender 6/12/08 (Liquidity Facility U.S. Bank NA, Minnesota)	12/7/07	$ 15,790,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Solar 05 03, 3.8% (Liquidity Facility U.S. Bank NA, Minnesota)	7/12/07	$ 39,340,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,924,803
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,398,539,862	$ 364,496,000	$ 5,034,043,862	$ -
Income Tax Information
At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,398,539,862.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

April 30, 2008

1.800349.104

MFL-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 2,115,000	$ 2,085,157
Massachusetts - 93.9%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,397,864
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,354,185
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,084,475
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,140,949
5% 8/1/17 (MBIA Insured)	7,990,000	8,304,566
5% 8/1/18 (MBIA Insured)	6,200,000	6,448,992
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,336,953
5.75% 11/1/13	1,975,000	2,106,950
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,074,509
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,560,712
5% 6/15/19 (FSA Insured)	1,535,000	1,618,780
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,097,710
5% 4/1/16 (FSA Insured)	1,000,000	1,099,880
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,107,481
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,489,124
5% 5/15/19 (AMBAC Insured)	1,000,000	1,055,190
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,369,167
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,063,100
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,446,889
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,515,073
5% 12/15/19 (MBIA Insured)	1,310,000	1,384,605
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,269,057
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,404,435
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,511,401
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,177,848
5% 6/1/19 (MBIA Insured)	1,560,000	1,639,529
5% 12/1/32 (MBIA Insured)	2,000,000	2,033,940
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,606,806
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Marblehead Gen. Oblig.: - continued
5% 8/15/20	$ 1,465,000	$ 1,553,882
Martha's Vineyard Land Bank Rev.:
5% 5/1/18 (AMBAC Insured)	2,070,000	2,223,387
5% 5/1/34 (AMBAC Insured)	1,000,000	1,013,410
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,025,000	3,711,191
Series A:
5.5% 3/1/12	4,350,000	4,603,736
7% 3/1/21	1,500,000	1,844,055
Series B, 6.2% 3/1/16	27,525,000	31,466,855
Massachusetts Bay Trans. Auth. Assessment Rev. Series A:
5.25% 7/1/30	7,085,000	7,230,526
5.75% 7/1/15	85,000	89,639
5.75% 7/1/18	330,000	346,180
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2006 C, 5% 7/1/23	10,000,000	10,562,100
Series C, 5% 7/1/22	9,900,000	10,540,332
Sr. Series A, 5.25% 7/1/32	7,745,000	8,426,483
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,420,080
Sr. Series C:
5.25% 7/1/19	4,430,000	4,941,089
5.25% 7/1/21	4,000,000	4,433,800
5.25% 7/1/23	3,950,000	4,369,135
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
5% 1/1/14	1,500,000	1,549,845
5% 1/1/17	1,250,000	1,289,800
5% 1/1/19	2,225,000	2,276,642
5% 1/1/20	3,000,000	3,050,400
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5% 10/1/21 (MBIA Insured)	1,165,000	1,190,385
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,654,500
5% 7/1/21	3,090,000	3,249,722
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,123,000
(College of Holy Cross Proj.):
Series 2008 B, 5% 9/1/22 (d)	1,100,000	1,166,407
Series A, 5% 9/1/26 (d)	1,500,000	1,561,290
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Mount Holyoke College Proj.):
5.125% 7/1/21	$ 5,715,000	$ 5,901,823
5.25% 7/1/31	11,785,000	12,118,398
5.5% 7/1/14	750,000	799,725
5.5% 7/1/15	910,000	966,684
5.5% 7/1/16	590,000	624,751
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,158,173
5.5% 10/1/28	5,660,000	5,060,097
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,255,125
Massachusetts Edl. Fing. Auth. Rev.:
Series A:
Issue E:
4.55% 7/1/09 (AMBAC Insured) (b)	625,000	633,050
4.65% 7/1/10 (AMBAC Insured) (b)	1,495,000	1,516,962
4.75% 7/1/11 (AMBAC Insured) (b)	2,580,000	2,601,620
4.8% 7/1/12 (AMBAC Insured) (b)	670,000	675,608
4.95% 7/1/14 (AMBAC Insured) (b)	1,260,000	1,269,576
5% 7/1/15 (AMBAC Insured) (b)	595,000	599,373
Issue G, 5% 12/1/11 (MBIA Insured) (b)	1,060,000	1,066,773
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (b)	935,000	946,557
4.9% 12/1/11 (AMBAC Insured) (b)	1,335,000	1,346,401
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	1,082,666
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (c)	5,070,000	5,194,418
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (c)	7,320,000	7,499,633
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (c)	8,310,000	8,526,476
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (c)	5,820,000	5,976,442
Series 2000 A:
5.75% 6/15/11	8,660,000	9,276,072
5.75% 12/15/11	9,510,000	10,186,541
5.75% 6/15/12	5,000,000	5,323,250
5.75% 6/15/13	8,000,000	8,562,880
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 2000 A:
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (c)	$ 5,035,000	$ 5,393,190
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (c)	660,000	675,701
Massachusetts Gen. Oblig.:
Series 1992 D, 6% 5/1/08 (Escrowed to Maturity) (c)	350,000	350,000
Series 2001 D:
5.5% 11/1/18	2,000,000	2,273,300
5.5% 11/1/20	1,000,000	1,133,670
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	7,953,820
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,574,200
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (c)	4,850,000	5,291,544
Series 2005 C, 5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100) (c)	26,840,000	29,638,338
Series 2006 D:
5% 8/1/19	8,990,000	9,634,763
5% 8/1/20 (Pre-Refunded to 8/1/16 @ 100) (c)	4,000,000	4,420,000
5% 8/1/21 (Pre-Refunded to 8/1/16 @ 100) (c)	5,750,000	6,353,750
5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100) (c)	8,700,000	9,613,500
Series A:
3.861% 5/1/37 (a)	20,000,000	16,250,000
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (c)	5,000,000	5,434,350
5% 3/1/18 (FSA Insured)	25,000,000	26,802,250
5% 3/1/19 (Pre-Refunded to 3/1/15 @ 100) (c)	60,000	66,067
5% 3/1/19 (Pre-Refunded to 3/1/15 @ 100) (c)	1,230,000	1,350,442
Series B:
5% 11/1/15	7,000,000	7,691,320
5.25% 9/1/20 (FSA Insured)	4,255,000	4,741,857
5.25% 9/1/22 (FSA Insured)	15,000,000	16,612,950
Series C:
5% 8/1/32 (AMBAC Insured)	18,500,000	18,952,510
5% 8/1/37 (AMBAC Insured)	15,500,000	15,832,475
5.25% 8/1/21 (AMBAC Insured)	980,000	1,063,525
5.25% 8/1/23 (FSA Insured)	2,800,000	3,005,268
5.25% 8/1/24 (FSA Insured)	6,500,000	6,940,700
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (c)	1,795,000	1,946,157
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (c)	3,800,000	4,164,002
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D:
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	$ 240,000	$ 260,825
5.5% 10/1/18	6,000,000	6,819,900
Series E:
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (c)	20,300,000	22,566,698
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	4,315,000	4,675,173
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	753,012
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,361,089
5.75% 7/1/18	1,300,000	1,354,379
5.75% 7/1/19	1,455,000	1,513,637
5.75% 7/1/20	500,000	519,765
5.75% 7/1/33	3,000,000	3,038,370
(Berklee College of Music Proj.) Series A:
5% 10/1/16	1,000,000	1,075,190
5% 10/1/19	3,290,000	3,440,583
5% 10/1/21	3,270,000	3,366,302
5% 10/1/23	2,000,000	2,037,480
5% 10/1/25	5,950,000	6,020,984
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	11,360,000	11,394,421
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,831,347
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,424,192
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,344,350
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	39,135,000	39,907,916
(Lahey Clinic Med. Ctr. Proj.) Series C, 5% 8/15/30 (FGIC Insured)	5,190,000	5,227,368
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08	2,000,000	2,003,800
5.25% 7/1/09	2,540,000	2,569,667
5.25% 7/1/10	2,000,000	2,016,460
5.25% 7/1/11	3,025,000	3,039,460
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	11,110,000	11,858,259
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	6,500,000	7,160,920
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Institute of Technology Proj.):
Series K, 5.375% 7/1/17	$ 6,805,000	$ 7,677,401
Series L:
5% 7/1/18	4,315,000	4,774,548
5% 7/1/23	3,990,000	4,335,614
5.25% 7/1/33	14,000,000	15,503,180
(Med. Ctr. of Central Massachusetts Proj.) 6.55% 6/23/22 (AMBAC Insured)	17,000,000	17,392,700
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	500,690
(Northeastern Univ. Proj.):
Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,565,650
Series 2007 P2, 9.99%, tender 5/5/08 (MBIA Insured) (a)	10,000,000	10,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,931,232
5.375% 7/1/24 (MBIA Insured)	7,430,000	7,519,977
Series C:
5.75% 7/1/21	2,500,000	2,619,300
5.75% 7/1/32	190,000	199,411
5.75% 7/1/32 (Pre-Refunded to 7/1/11 @ 101) (c)	4,810,000	5,274,983
Series E:
5% 7/1/17	1,255,000	1,302,803
5% 7/1/19	1,390,000	1,429,949
Series F:
5% 7/1/17	1,410,000	1,481,684
5% 7/1/19	1,760,000	1,827,408
5% 7/1/20	2,350,000	2,423,978
5% 7/1/21	1,150,000	1,181,234
5% 7/1/22	1,855,000	1,896,292
Series G:
5% 7/1/18	1,500,000	1,581,015
5% 7/1/20	1,300,000	1,350,232
5% 7/1/22	1,350,000	1,386,855
5% 7/1/27	7,750,000	7,851,758
5% 7/1/28	5,515,000	5,595,574
(South Shore Hosp. Proj.) Series F:
5.125% 7/1/08	2,000,000	2,008,720
5.25% 7/1/09	2,120,000	2,185,444
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(South Shore Hosp. Proj.) Series F:
5.5% 7/1/12	$ 800,000	$ 826,608
5.5% 7/1/12 (Pre-Refunded to 7/1/09 @ 101) (c)	1,365,000	1,429,059
5.625% 7/1/19	370,000	376,494
5.625% 7/1/19 (Pre-Refunded to 7/1/09 @ 101) (c)	630,000	659,868
5.75% 7/1/29	6,370,000	6,371,274
5.75% 7/1/29 (Pre-Refunded to 7/1/09 @ 101) (c)	10,980,000	11,516,044
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	5,000,000	5,139,350
Series J, 5.5% 8/15/17	500,000	569,680
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (FGIC Insured)	3,040,000	3,210,179
5% 10/1/17 (FGIC Insured)	3,735,000	3,918,239
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	594,052
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (c)	435,000	468,204
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,072,664
5% 7/1/20	2,075,000	2,170,699
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,051,351
Series 2006 L:
5% 7/1/17	1,000,000	1,087,080
5% 7/1/18	1,000,000	1,079,060
5% 7/1/19	1,695,000	1,810,667
5% 7/1/20	2,410,000	2,560,673
5% 7/1/21	2,535,000	2,677,264
5% 7/1/36	9,205,000	9,421,041
(Worcester City Campus Proj.) Series E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,254,200
5% 10/1/18 (FGIC Insured)	1,985,000	2,113,767
5% 10/1/19 (FGIC Insured)	1,350,000	1,423,818
5% 10/1/20 (FGIC Insured)	2,465,000	2,585,539
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,924,354
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1998 A, 5.2% 12/1/08 (b)	$ 1,300,000	$ 1,300,741
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,628,762
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear # 6 Proj.) Series A, 5.25% 7/1/14 (MBIA Insured)	1,465,000	1,541,854
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,000,000	8,473,200
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,510,000	9,013,367
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (b)	2,030,000	2,048,635
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (c)	1,095,000	1,159,758
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,846,950
5.5% 7/1/17 (FSA Insured)	2,105,000	2,131,902
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	2,275,000	2,304,143
5% 7/1/15 (FSA Insured) (b)	3,310,000	3,348,032
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,790,094
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,220,618
5% 7/1/27 (FSA Insured) (b)	5,000,000	4,939,000
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,572,681
5% 7/1/18 (MBIA Insured)	2,000,000	2,102,700
5% 7/1/19 (MBIA Insured)	6,915,000	7,233,920
5% 7/1/20 (MBIA Insured)	2,505,000	2,613,416
5% 7/1/21 (AMBAC Insured)	5,010,000	5,255,240
5% 7/1/21 (MBIA Insured)	3,000,000	3,115,680
5% 7/1/22 (MBIA Insured)	2,000,000	2,070,560
5% 7/1/35 (AMBAC Insured)	10,000,000	10,161,700
Series B:
5.5% 7/1/10 (FSA Insured) (b)	11,470,000	11,884,985
5.5% 7/1/11 (FSA Insured) (b)	5,500,000	5,679,905
5.5% 7/1/12 (FSA Insured) (b)	4,000,000	4,122,080
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.):
5% 7/1/18 (FGIC Insured) (b)	$ 1,500,000	$ 1,518,600
5% 7/1/19 (FGIC Insured) (b)	1,000,000	1,007,240
5% 7/1/20 (FGIC Insured) (b)	1,360,000	1,362,883
5% 7/1/21 (FGIC Insured) (b)	1,000,000	995,170
(Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (b)	10,245,000	10,358,924
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	7,060,527
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,053,348
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	4,977,600
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	4,932,150
5.5% 1/1/17 (AMBAC Insured) (b)	5,605,000	5,472,778
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	5,790,540
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	4,767,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19 (MBIA Insured)	17,000,000	18,085,280
5% 8/15/22 (FSA Insured)	5,540,000	5,800,934
Series A:
4.5% 8/15/35 (AMBAC Insured)	20,000,000	19,297,800
5% 8/15/17 (AMBAC Insured)	5,000,000	5,498,000
5% 8/15/23 (FSA Insured)	6,000,000	6,274,980
5% 8/15/24 (FSA Insured)	27,100,000	28,186,981
5% 8/15/25 (FSA Insured)	2,350,000	2,436,833
5% 8/15/26 (FSA Insured)	2,000,000	2,067,620
5% 8/15/27 (MBIA Insured)	10,000,000	10,306,700
5% 8/15/30 (FSA Insured)	107,600,000	110,496,583
5% 8/15/37 (AMBAC Insured)	26,000,000	26,481,260
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,800,370
5.5% 1/1/28 (FGIC Insured)	1,000,000	1,081,700
Massachusetts Spl. Oblig. Rev.:
(Fed. Hwy. Grant Anticipation Note Prog.) Series A, 5% 12/15/12 (FSA Insured)	3,700,000	3,988,230
Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,098,200
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,350,688
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,820,913
5.5% 6/1/16 (FSA Insured)	3,000,000	3,402,870
5.5% 6/1/18 (FSA Insured)	9,740,000	11,105,938
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Rev.: - continued
Series A:
5.5% 6/1/19 (FSA Insured)	$ 10,000,000	$ 11,388,600
Massachusetts State College Bldg. Auth. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,176,368
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,043,427
5% 5/1/18 (MBIA Insured)	2,270,000	2,393,533
5% 5/1/19	1,730,000	1,880,216
5% 5/1/20	2,130,000	2,294,883
5% 5/1/21	2,440,000	2,608,189
5% 5/1/22	2,430,000	2,583,187
5% 5/1/23	2,490,000	2,632,403
5% 5/1/31 (AMBAC Insured)	5,000,000	5,088,900
5% 5/1/36 (AMBAC Insured)	8,000,000	8,120,960
5% 5/1/43 (MBIA Insured)	11,410,000	11,480,286
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,227,118
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,166,416
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,373,555
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,796,875
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,029,314
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,741,432
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,222,584
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,016,297
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,617,257
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	6,924,515
5.25% 1/1/29 (AMBAC Insured)	45,615,000	45,877,286
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,241,246
0% 1/1/29 (MBIA Insured)	33,195,000	11,427,047
5% 1/1/37 (MBIA Insured)	42,240,000	42,318,989
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,500,897
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	2,193,840
0% 1/1/17 (MBIA Insured)	7,705,000	5,345,036
0% 1/1/18 (MBIA Insured)	2,025,000	1,327,691
0% 1/1/19 (MBIA Insured)	13,815,000	8,580,497
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	14,065,000	14,276,538
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	$ 1,700,000	$ 1,784,694
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	317,231
5% 8/1/29	1,765,000	1,804,713
5% 8/1/34	150,000	152,642
5% 8/1/34 (Pre-Refunded to 8/1/14 @ 100) (c)	905,000	996,966
5.25% 8/1/15	2,435,000	2,671,852
Series 12:
5% 8/1/19	13,995,000	15,019,014
5% 8/1/20	7,000,000	7,456,470
Series 13:
5% 8/1/19	3,565,000	3,860,824
5% 8/1/20	4,895,000	5,238,433
5% 8/1/21	5,350,000	5,670,412
5% 8/1/22	8,355,000	8,835,663
5% 8/1/23	4,385,000	4,613,283
Series 2004 A:
5.25% 2/1/16	6,110,000	6,807,151
5.25% 2/1/17	6,435,000	7,188,860
5.25% 2/1/18	6,300,000	7,064,694
5.25% 2/1/22	1,170,000	1,303,661
5.25% 8/1/22	6,525,000	7,290,448
5.25% 2/1/23	1,390,000	1,545,847
5.25% 2/1/24	1,170,000	1,303,193
5.25% 8/1/24	3,780,000	4,219,879
Series 3, 5.4% 2/1/10	300,000	302,148
Series 4, 5.125% 8/1/14	70,000	70,990
Series 5, 5.25% 8/1/15	75,000	77,357
Series 6:
5.25% 8/1/19	30,000	31,344
5.5% 8/1/30	17,580,000	18,210,946
5.625% 8/1/14	115,000	122,871
5.625% 8/1/15	25,000	26,627
5.625% 8/1/16	485,000	515,031
Series 7:
5.25% 2/1/16	4,495,000	4,771,892
5.25% 2/1/17	2,795,000	2,957,445
Series 8:
5% 8/1/17	110,000	115,556
5% 8/1/20	105,000	109,134
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Series 9, 5.25% 8/1/33	$ 595,000	$ 612,219
Series A, 5.25% 8/1/16	21,700,000	24,313,982
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,094
5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,051,261
5.25% 8/1/12	565,000	573,458
5.25% 8/1/13	330,000	334,851
5.45% 2/1/13 (Escrowed to Maturity) (c)	1,960,000	2,079,560
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series A:
5% 8/1/23 (FSA Insured)	2,000,000	2,103,940
5% 8/1/25 (FSA Insured)	2,000,000	2,092,060
5% 8/1/26 (FSA Insured)	2,000,000	2,083,200
5% 8/1/27 (FSA Insured)	2,000,000	2,075,860
5% 8/1/28 (FSA Insured)	2,000,000	2,068,540
5.25% 8/1/21 (MBIA Insured)	12,645,000	13,722,733
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,674,010
6.5% 7/15/19 (Escrowed to Maturity) (c)	21,960,000	25,768,303
Series B:
5.125% 8/1/27 (MBIA Insured)	6,960,000	7,147,363
5.5% 8/1/15 (FSA Insured)	1,500,000	1,678,080
5.5% 8/1/16 (FSA Insured)	1,425,000	1,617,546
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,526,912
Series J:
5% 8/1/42	8,160,000	8,230,666
5.5% 8/1/20 (FSA Insured)	1,000,000	1,131,540
Maynard Gen. Oblig.:
5.5% 2/1/17 (Pre-Refunded to 2/1/13 @ 101) (c)	1,030,000	1,149,439
5.5% 2/1/20 (Pre-Refunded to 2/1/13 @ 101) (c)	1,025,000	1,143,859
5.5% 2/1/23 (Pre-Refunded to 2/1/13 @ 101) (c)	1,000,000	1,115,960
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,260,174
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,470,500
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,055,610
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,135,444
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,325,266
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,073,090
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,193,500
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Pittsfield Gen. Oblig.: - continued
5.5% 4/15/17 (MBIA Insured)	$ 1,930,000	$ 2,078,977
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,259,458
5% 9/1/18 (AMBAC Insured)	1,090,000	1,161,929
5% 9/1/19 (AMBAC Insured)	1,085,000	1,146,867
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,187,486
5% 3/15/21 (MBIA Insured)	2,190,000	2,267,417
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,596,355
5% 1/15/20 (FGIC Insured)	1,350,000	1,404,810
Springfield Gen. Oblig.:
5% 8/1/15 (FSA Insured)	1,000,000	1,087,140
5% 8/1/16 (FSA Insured)	8,000,000	8,696,800
5% 8/1/17 (FSA Insured)	5,000,000	5,457,900
5% 8/1/18 (FSA Insured)	7,210,000	7,803,239
5% 8/1/22 (MBIA Insured)	3,610,000	3,747,324
5% 8/1/23 (MBIA Insured)	2,050,000	2,118,983
5.75% 8/1/14 (FSA Insured)	4,000,000	4,500,280
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,430,071
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (c)	4,860,000	5,477,998
Series 2004 A, 5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (c)	1,000,000	1,127,160
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	3,300,000	3,550,206
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,508,833
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,377,443
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,052,500
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,145,563
		1,869,442,146
Puerto Rico - 3.5%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.) Series 2006 A:
3.474% 7/1/21 (FGIC Insured) (a)	5,400,000	4,959,252
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig.: - continued
(Pub. Impt. Proj.) Series 2006 A:
5.25% 7/1/26	$ 3,000,000	$ 2,992,830
Series A:
5.25% 7/1/18	3,500,000	3,572,555
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,639,375
5.25% 7/1/30	2,085,000	2,052,662
5.5% 7/1/21 (FGIC Insured)	9,000,000	9,236,970
Series B:
5% 7/1/35	995,000	927,847
5% 7/1/35 (Pre-Refunded to 7/1/16 @ 100) (c)	1,630,000	1,811,875
5.25% 7/1/32	4,405,000	4,316,107
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,120,270
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,881,577
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,910,000	2,882,675
Series N, 5.25% 7/1/39 (FGIC Insured)	7,500,000	7,264,800
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	10,745,000	11,095,824
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	3,790,000	3,902,108
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	3,100,000	3,206,733
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (a)	1,015,000	1,039,807
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	15,600,000	2,280,096
0% 8/1/54 (AMBAC Insured)	15,600,000	1,094,340
		70,277,703
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	829,585
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Rev. Series A: - continued
5% 10/1/13	$ 700,000	$ 721,343
5.25% 10/1/16	750,000	772,973
		2,323,901
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $1,932,722,156)	1,944,128,907
NET OTHER ASSETS - 2.4%	47,206,085
NET ASSETS - 100%	$ 1,991,334,992
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,394,421 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 10,654,885
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,944,128,907	$ -	$ 1,944,128,907	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,931,817,390. Net unrealized appreciation aggregated $12,311,517, of which $37,459,090 related to appreciated investment securities and $25,147,573 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2008

1.800350.104

SMA-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value
California - 0.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2004 C, 2.9% (AMBAC Insured), VRDN (a)	$ 20,200,000	$ 20,200,000
District Of Columbia - 0.0%
District of Columbia Rev. (The Phillips Collection Issue Proj.) Series 2003, 2.45%, LOC Bank of America NA, VRDN (a)	60,000	60,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2655, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,275,000	1,275,000
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 B, 2.59%, VRDN (a)	1,200,000	1,200,000
Sunrise Util. Sys. Rev. Participating VRDN Series DBE 518, 2.44% (Liquidity Facility Deutsche Bank AG) (a)(c)	1,505,000	1,505,000
		3,980,000
Georgia - 0.2%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) 2.45%, LOC Freddie Mac, VRDN (a)	2,550,000	2,550,000
Fayette County Hosp. Auth. Rev. (Fayette Cmnty. Hosp. Proj.) 2.7%, LOC SunTrust Banks, Inc., VRDN (a)	2,900,000	2,900,000
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 3.76%, tender 7/1/08 (a)	2,100,000	2,106,771
		7,556,771
Illinois - 0.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series DBE 534, 2.44% (Liquidity Facility Deutsche Bank AG) (a)(c)	2,285,000	2,285,000
Series MS 08 2362, 2.48% (Liquidity Facility Morgan Stanley) (a)(c)	1,700,000	1,700,000
Series Putters 2501, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,860,000	1,860,000
Illinois Gen. Oblig. Series 2003 B, 2.73% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	9,000,000	9,000,000
		14,845,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 2.6%, LOC JPMorgan Chase Bank, VRDN (a)	4,300,000	4,300,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 0.1%
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Wtr. & Swr. Rev. Proj.) 2.51% (FSA Insured), VRDN (a)	$ 2,500,000	$ 2,500,000
Maryland - 0.3%
Maryland Gen. Oblig. Bonds Series 2004, 5% 2/1/09	2,000,000	2,052,315
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Univ. Issue Proj.) Series A, 2.15%, VRDN (a)	7,500,000	7,500,000
		9,552,315
Massachusetts - 88.9%
Bedford Gen. Oblig. BAN 4.25% 7/24/08	15,400,000	15,418,745
Bourne Gen. Oblig. BAN 3% 1/30/09	9,080,536	9,115,002
Braintree Gen. Oblig. BAN 3.75% 11/13/08	27,100,000	27,156,164
Cambridge Gen. Oblig. Bonds 3% 2/1/09	4,990,000	5,036,749
Cohasset Gen. Oblig. BAN 2.75% 8/8/08	2,515,000	2,520,774
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 2.46% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	9,300,000	9,300,000
Falmouth Gen. Oblig. BAN Series A, 4% 10/10/08	5,000,000	5,012,840
Franklin Gen. Oblig. BAN 2.25% 3/25/09	6,995,000	7,029,573
Haverhill Gen. Oblig. BAN:
3.5% 12/12/08	3,500,000	3,510,428
3.75% 11/7/08	3,091,000	3,096,421
Massachusetts Participating VRDN:
Series Clipper 06 11, 2.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	19,605,000	19,605,000
Series Clipper 07 18, 2.53% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	54,600,000	54,600,000
Series MACN 06 I, 2.51% (Liquidity Facility Bank of America NA) (a)(c)	10,890,000	10,890,000
Massachusetts Bay Trans. Auth.:
Bonds Series A, 5.75% 3/1/26 (Pre-Refunded to 3/1/09 @ 101) (b)	9,800,000	10,271,143
Participating VRDN:
Series ROC II R 10181, 2.75% (Liquidity Facility Citibank NA) (a)(c)	4,000,000	4,000,000
Series TOC 04 D, 2.4% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	5,800,000	5,800,000
Gen.Trans. Sys. 2.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	67,750,000	67,749,999
Series 1999, 2.73% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	22,300,000	22,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN:
Series PT 3616, 2.46% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	$ 7,995,000	$ 7,995,000
Series Putters 1062, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	12,100,000	12,100,000
Series ROC II R 10112, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,590,000	2,590,000
Series ROC II R 10160, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,945,000	4,945,000
Series ROC II R 507, 2.42% (Liquidity Facility Citibank NA) (a)(c)	3,955,000	3,955,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8028, 2.42% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	21,190,000	21,190,000
Series DCL 08 26, 2.42% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	16,550,000	16,550,000
Series DCL 08 44, 2.42% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	10,510,000	10,510,000
Series LB 08 K15W, 2.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,700,000	3,700,000
Series MACN 05 E, 2.43% (Liquidity Facility Bank of America NA) (a)(c)	8,600,000	8,600,000
Series Merlots 06 B35, 2.82% (Liquidity Facility Wachovia Bank NA) (a)(c)	19,675,000	19,675,000
Series PT 2459, 2.46% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	2,000,000	2,000,000
Series PT 4140, 2.46% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	17,875,000	17,875,000
Series PT 4368, 2.46% (Liquidity Facility Wells Fargo & Co.) (a)(c)	5,050,000	5,050,000
Series PT 4406, 2.46% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	25,960,000	25,960,000
Series Putters 1824, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,460,000	16,460,000
Series 2008 A1, 2.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,400,000	13,400,000
Series B, 1.8% 6/25/08 (Liquidity Facility Fortis Banque SA), CP	10,750,000	10,750,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev. 2.44%, LOC KeyBank NA, VRDN (a)	9,000,000	9,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series LB 08 F34W, 3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$ 18,575,000	$ 18,575,000
Series MACN 06 P, 2.51% (Liquidity Facility Bank of America NA) (a)(c)	5,100,000	5,100,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 2.58%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,700,000	3,700,000
(Babson College Proj.) Series 2008 A, 2.2%, LOC RBS Citizens NA, VRDN (a)	15,000,000	15,000,000
(Boston Renaissance Charter School Proj.) 2.48%, LOC Bank of America NA, VRDN (a)	8,400,000	8,400,000
(Bridgewell Ltd. Proj.) 2.44%, LOC KeyBank NA, VRDN (a)	8,000,000	8,000,000
(Brooksby Village, Inc. Proj.) 2.5%, LOC LaSalle Bank NA, VRDN (a)	46,590,000	46,590,000
(Carleton-Willard Village Proj.) 2.45%, LOC Bank of America NA, VRDN (a)	6,170,000	6,170,000
(Childrens Museum Proj.) 2.65%, LOC RBS Citizens NA, VRDN (a)	12,100,000	12,100,000
(City Year Proj.) 2.67%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Clark Univ. Proj.) 2.55%, LOC TD Banknorth, N.A., VRDN (a)	8,255,000	8,255,000
(Dean College Issue Prog.) 2.42%, LOC RBS Citizens NA, VRDN (a)	5,795,000	5,795,000
(Edgewood Retirement Proj.) Series A, 2.73%, LOC Lloyds TSB Bank PLC, VRDN (a)	4,900,000	4,900,000
(Hockomock YMCA Issue Proj.) 2.65%, LOC Bank of America NA, VRDN (a)	4,135,000	4,135,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) 2.67%, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
(Lasell Village Proj.) 2.45%, LOC Bank of America NA, VRDN (a)	20,115,000	20,115,000
(Mary Ann Morse Healthcare Proj.) 2.43%, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
(Masonic Nursing Home, Inc. Proj.) 2.6%, LOC RBS Citizens NA, VRDN (a)	27,970,000	27,970,000
(Neighborhood House Charter Proj.) Series A, 2.43%, LOC Bank of America NA, VRDN (a)	7,100,000	7,100,000
(New Jewish High School Proj.) 2.44%, LOC Allied Irish Banks PLC, VRDN (a)	10,315,000	10,315,000
(Newton Country Day School Proj.):
2.43%, LOC Bank of America NA, VRDN (a)	7,290,000	7,290,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Newton Country Day School Proj.):
2.43%, LOC Bank of America NA, VRDN (a)	$ 10,280,000	$ 10,280,000
(Saint Mark's School Proj.) 2.43%, LOC Bank of America NA, VRDN (a)	7,560,000	7,560,000
(Sherburne Commons, Inc. Proj.) 2.47%, LOC Comerica Bank, Detroit, VRDN (a)	27,500,000	27,500,000
(Simmons College Proj.) Series G, 2.6%, LOC TD Banknorth, N.A., VRDN (a)	4,500,000	4,500,000
(Smith College Proj.) 2.25%, VRDN (a)	8,450,000	8,450,000
(South Area Solomon Day School Proj.) 2.46%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,000,000	9,000,000
(Thayer Academy Proj.) 2.47%, VRDN (a)	30,340,000	30,340,000
(The May Institute, Inc. Proj.) Series H, 2.43%, LOC Banco Santander SA, VRDN (a)	6,400,000	6,400,000
(The Rivers School Proj.) 2.44%, LOC RBS Citizens NA, VRDN (a)	7,000,000	7,000,000
(Third Sector New England, Inc. Proj.) Series A, 2.43%, LOC Bank of America NA, VRDN (a)	17,500,000	17,500,000
(Worcester Polytechnic Institute Proj.) Series A, 2.6%, LOC TD Banknorth, N.A., VRDN (a)	15,600,000	15,600,000
(YMCA of Greater Boston Proj.) Series A, 2.44%, LOC RBS Citizens NA, VRDN (a)	25,680,000	25,680,000
Series 2001, 1.32% 6/4/08, LOC JPMorgan Chase Bank, CP	8,584,000	8,584,000
Series A, 2.42%, LOC Bank of America NA, VRDN (a)	6,700,000	6,700,000
2.13% 8/6/08, LOC Bank of America NA, CP	9,339,000	9,339,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) 2.45%, LOC Lloyds TSB Bank PLC, VRDN (a)	19,810,000	19,810,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 D, 6% 5/1/08 (Escrowed to Maturity) (b)	2,275,000	2,275,000
Series 2002 E, 5.5% 1/1/09	6,600,000	6,755,743
Series A, 5.75% 8/1/08	5,000,000	5,048,199
Series B:
5% 8/1/08	3,000,000	3,022,981
6.5% 8/1/08 (Escrowed to Maturity) (b)	1,200,000	1,215,338
Series C:
4% 8/1/08	1,000,000	1,001,507
5% 8/1/08	4,870,000	4,894,818
5.25% 8/1/11 (Pre-Refunded to 8/1/08 @ 101) (b)	12,000,000	12,217,708
Series Solar 07 77, 3.35%, tender 6/12/08 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)(d)	11,300,000	11,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series AAB 00 18, 2.51% (Liquidity Facility Bank of America NA) (a)(c)	$ 4,600,000	$ 4,600,000
Series AAB 02 18, 2.51% (Liquidity Facility Bank of America NA) (a)(c)	4,500,000	4,500,000
Series Clipper 07 06, 2.53% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	17,900,000	17,900,000
Series Clipper 07 39, 2.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	17,200,000	17,200,000
Series DCL 08 23, 2.47% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	11,235,000	11,235,000
Series DCL 08 42, 2.47% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,105,000	5,105,000
Series EGL 07 0149, 2.47% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	11,500,000	11,500,000
Series LB 06 K16, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,825,000	9,825,000
Series LB 08 F47W, 3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,600,000	6,600,000
Series LB 08 K36W, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	8,500,000	8,500,000
Series MACN 05 C, 2.51% (Liquidity Facility Bank of America NA) (a)(c)	3,950,000	3,950,000
Series Merlots 06 B30, 2.82% (Liquidity Facility Wachovia Bank NA) (a)(c)	10,320,000	10,320,000
Series MS 01 535, 2.47% (Liquidity Facility Morgan Stanley) (a)(c)	5,400,000	5,400,000
Series MS 1186, 2.92% (Liquidity Facility Rabobank Nederland) (a)(c)	5,500,000	5,500,000
Series PT 1281, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000,000	5,000,000
Series PT 2299, 2.45% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,160,000	5,160,000
Series PT 2332, 2.45% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,410,000	5,410,000
Series PT 2426, 2.45% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	4,800,000	4,800,000
Series PT 2623, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,230,000	10,230,000
Series PT 3222, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,840,000	17,840,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 3625, 2.45% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	$ 7,630,000	$ 7,630,000
Series PT 3673, 2.45% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	7,560,000	7,560,000
Series PT 4302, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,195,000	10,195,000
Series PT 4351, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,660,000	10,660,000
Series PT 921, 2.41% (Liquidity Facility BNP Paribas SA) (a)(c)	5,430,000	5,430,000
Series Putters 2022, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,600,000	13,600,000
Series Putters 2648, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,850,000	1,850,000
Series Putters 2708, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,200,000	3,200,000
Series Putters 301, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	4,590,000	4,590,000
Series ROC II R 10127, 2.42% (Liquidity Facility Citibank NA) (a)(c)	2,265,000	2,265,000
Series ROC II R 10164, 2.5% (Liquidity Facility Citibank NA) (a)(c)	30,250,000	30,250,000
Series ROC II R 102, 2.42% (Liquidity Facility Citibank NA) (a)(c)	4,865,000	4,865,000
Series SG 126, 2.45% (Liquidity Facility Societe Generale) (a)(c)	3,255,000	3,255,000
Series SG 17, 2.43% (Liquidity Facility Societe Generale) (a)(c)	17,590,000	17,590,000
Series SGC 07 5, 2.43% (Liquidity Facility Societe Generale) (a)(c)	18,700,000	18,700,000
(Central Artery Proj.):
Series 2000 A, 2.6% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	54,820,000	54,820,000
Series B, 2.6% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	23,390,000	23,390,000
Series 1997 B, 2.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	58,415,000	58,415,000
Series 1998 A, 2.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	27,400,000	27,400,000
Series 1998 B, 2.4% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	52,920,000	52,920,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 1999 D:
1.35% 5/13/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	$ 9,800,000	$ 9,800,000
1.85% 6/6/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	20,200,000	20,200,000
2.03% 6/13/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	6,800,000	6,800,000
Series 1999 E:
1.35% 5/13/08 (Liquidity Facility Dexia Cr. Local de France), CP	40,000,000	40,000,000
1.8% 6/5/08 (Liquidity Facility Dexia Cr. Local de France), CP	1,700,000	1,700,000
Series 2001 B, 2.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	37,300,000	37,300,000
Series 2001 C, 2.33% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,740,000	9,740,000
Series 2001 G:
1.4% 5/13/08 (Liquidity Facility BNP Paribas SA), CP	11,400,000	11,400,000
2.03% 6/13/08 (Liquidity Facility BNP Paribas SA), CP	7,300,000	7,300,000
Series 2005 A, 2.55% (Liquidity Facility Citibank NA), VRDN (a)	8,400,000	8,400,000
Series 2006 A, 2.84% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,500,000	5,500,000
Series 2006 B, 2.84% (Liquidity Facility Bank of America NA), VRDN (a)	3,400,000	3,400,000
Series H:
1.35% 5/13/08 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	1,000,000	1,000,000
1.4% 5/13/08 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	9,000,000	9,000,000
2.03% 6/13/08 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	4,200,000	4,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Williams College Proj.) Series M, 1.55%, tender 4/10/09 (a)	13,700,000	13,700,000
Participating VRDN:
Series Clipper 07 08, 2.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,200,000	4,200,000
Series Merlots 00 WW, 2.82% (Liquidity Facility Wachovia Bank NA) (a)(c)	12,995,000	12,995,000
Series PA 595R, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PA 973R, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,300,000	$ 3,300,000
Series ROC II R 10244, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(c)	20,600,000	20,600,000
Series SGB 42, 2.41% (Liquidity Facility Societe Generale) (a)(c)	8,700,000	8,700,000
(Amherst College Proj.):
Series I, 2.32%, VRDN (a)	8,425,000	8,425,000
Series J1, 2.32%, VRDN (a)	4,900,000	4,900,000
(Amherst College) Series F, 2.32%, VRDN (a)	12,300,000	12,300,000
(Baystate Med. Ctr. Proj.) Series G, 2.55%, LOC Bank of America NA, VRDN (a)	39,880,000	39,880,000
(Bentley College Proj.) Series K, 2.73%, LOC JPMorgan Chase Bank, VRDN (a)	10,350,000	10,350,000
(Boston Univ. Proj.) Series H, 2.45%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,200,000	6,200,000
(CIL Realty of Massachusetts Proj.) Series 2007, 2.52%, LOC HSBC Bank USA, VRDN (a)	7,975,000	7,975,000
(Endicott College Proj.) Series B, 2.65%, LOC Bank of America NA, VRDN (a)	6,900,000	6,900,000
(Harvard Univ. Proj.):
Series BB 2.4%, VRDN (a)	33,905,000	33,905,000
Series GG1, 2.4%, VRDN (a)	12,200,000	12,200,000
(Harvard Vanguard Med. Associates Proj.) 2.5%, LOC Bank of America NA, VRDN (a)	32,480,000	32,480,000
(Home for Little Wanderers Proj.) Series B, 2.43%, LOC RBS Citizens NA, VRDN (a)	4,015,000	4,015,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 2.2%, VRDN (a)	16,720,000	16,720,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 D1, 2.32%, VRDN (a)	7,300,000	7,300,000
Series D2, 2.25%, VRDN (a)	9,000,000	9,000,000
Series D5, 2.32%, VRDN (a)	1,900,000	1,900,000
Series P1, 2.55% (FSA Insured), VRDN (a)	44,780,000	44,780,000
Series P2, 2.55% (FSA Insured), VRDN (a)	56,000,000	56,000,000
(Pool Ln. Prog.) Series M3D, 2.6%, LOC RBS Citizens NA, VRDN (a)	16,200,000	16,200,000
(Pooled Ln. Prog.) Series M-3C, 2.6%, LOC RBS Citizens NA, VRDN (a)	13,790,000	13,790,000
(South Shore Hosp. Proj.) Series G, 2.42%, LOC JPMorgan Chase Bank, VRDN (a)	13,700,000	13,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Univ. of Massachusetts Proj.) Series A, 2.55%, LOC Dexia Cr. Local de France, VRDN (a)	$ 3,200,000	$ 3,200,000
(Wellesley College) Issue B, 2.6%, VRDN (a)	1,000,000	1,000,000
(Williams College Proj.) Series I, 2.2%, VRDN (a)	19,200,000	19,200,000
Series 2008 H1, 1.57% 3/4/09, CP	8,000,000	8,000,000
Series 2008 H2, 1.55% 11/3/08, CP	9,000,000	9,000,000
Series B, 2.43%, LOC RBS Citizens NA, VRDN (a)	7,730,000	7,730,000
1.07% 7/3/08, CP	12,000,000	11,984,880
1.3% 6/2/08, CP	47,200,000	47,200,000
1.85% 7/3/08, CP	11,500,000	11,500,000
2.1% 6/10/08, CP	20,000,000	20,000,000
Massachusetts Health & Edl. Facilties Auth. Rev. Participating VRDN Series LB 08 F84W, 2.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,500,000	3,500,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2003 F, 2.6% (FSA Insured), VRDN (a)	57,430,000	57,430,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.6% tender 6/4/08, CP mode	5,000,000	5,000,000
2.3% tender 6/10/08, CP mode	4,100,000	4,100,000
Series 1993 A, 2.3% tender 6/10/08, CP mode	6,300,000	6,300,000
Series 1993 B, 2.2% tender 7/10/08, CP mode	19,000,000	19,000,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/08	19,800,000	19,613,432
(Goddard House Proj.) 2.42%, LOC Bank of America NA, VRDN (a)	9,400,000	9,400,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 2.43%, LOC Bank of America NA, VRDN (a)	6,085,000	6,085,000
Massachusetts Port Auth. Rev. Series 2003 A, 2.12% 7/8/08, LOC Bank of New York, New York, CP	16,005,000	16,005,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0031, 2.46% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	30,500,000	30,500,000
Series EGL 07 0033, 2.46% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	19,800,000	19,800,000
Series EGL 07 0067, 2.46% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	19,100,000	19,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series EGL 07 0092, 2.46% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (a)(c)	$ 33,500,000	$ 33,500,000
Series Putters 1197, 2.58% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,680,000	7,680,000
Series Putters 1430, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	10,200,000	10,200,000
Series Putters 1819, 2.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,310,000	5,310,000
Series Putters 1920, 2.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,950,000	13,950,000
Series Putters 2038, 2.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	655,000	655,000
Series Putters 2286, 2.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,500,000	15,500,000
Series Putters 2479Z, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,100,000	3,100,000
Series ROC II R 10321, 2.47% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,300,000	2,300,000
Series ROC II R 12209, 2.48% (Liquidity Facility Bank of New York, New York) (a)(c)	10,000,000	10,000,000
Series ROC II R 414, 2.5% (Liquidity Facility Citibank NA) (a)(c)	2,585,000	2,585,000
Series ROC II R 613, 2.47% (Liquidity Facility Citibank NA) (a)(c)	15,230,000	15,230,000
Series A:
1.87% 8/5/08, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
2.15% 6/10/08, LOC Bank of Nova Scotia, New York Agcy., CP	4,500,000	4,500,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN Series PT 3511, 2.46% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	6,980,000	6,980,000
Massachusetts State College Bldg. Auth. Rev. Participating VRDN Series DBE 528, 2.43% (Liquidity Facility Deutsche Bank AG) (a)(c)	3,635,000	3,635,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 2600, 2.43% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,235,000	17,235,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 2365, 2.46% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,780,000	5,780,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series PT 2368, 2.46% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	$ 7,720,000	$ 7,720,000
Series PZ 155, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,155,000	2,155,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 2.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,170,000	9,170,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series AAB 05 10, 2.51% (Liquidity Facility Bank of America NA) (a)(c)	5,500,000	5,500,000
Series AAB 07 22, 2.43% (Liquidity Facility Bank of America NA) (a)(c)	17,330,000	17,330,000
Series DCL 08 003, 2.47% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,435,000	5,435,000
Series DCL 08 005, 2.48% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	20,850,000	20,850,000
Series EGL 02 2101, 2.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	4,600,000	4,600,000
Series EGL 06 0054, 2.48% (Liquidity Facility Citibank NA) (a)(c)	7,300,000	7,300,000
Series EGL 06 0097, 2.47% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	3,700,000	3,700,000
Series MS 04 1038, 2.47% (Liquidity Facility Morgan Stanley) (a)(c)	8,870,000	8,870,000
Series PT 4348, 2.46% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	3,500,000	3,500,000
Series PT 4370, 2.46% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	12,620,000	12,620,000
Series Putters 1789B, 2.43% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,595,000	5,595,000
Series ROC II R 10280, 2.5% (Liquidity Facility Citigroup, Inc.) (a)(c)	7,000,000	7,000,000
Series ROC II R 252, 2.5% (Liquidity Facility Citibank NA) (a)(c)	6,585,000	6,585,000
Series 1995, 1.3% 7/1/08, LOC Bayerische Landesbank Girozentrale, CP	7,500,000	7,500,000
Series 1997 B, 6.5% (AMBAC Insured), VRDN (a)	15,400,000	15,400,000
Series 1999:
1.8% 7/2/08, LOC State Street Bank & Trust Co., Boston, CP	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 1999:
2.6% 5/2/08, LOC State Street Bank & Trust Co., Boston, CP	$ 1,700,000	$ 1,700,000
Series 2002 C, 2.84%, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,080,000	23,080,000
Series 2002 D, 2.5%, LOC Landesbank Baden-Wuert, VRDN (a)	11,965,000	11,965,000
Series A, 5.7% (AMBAC Insured), VRDN (a)	10,900,000	10,900,000
Milton Gen. Oblig. BAN 2% 1/20/09	4,650,000	4,658,144
Nantucket Gen. Oblig. BAN 2% 2/27/09	3,137,725	3,135,133
North Reading Gen. Oblig. BAN 4% 9/18/08	7,686,000	7,699,339
Northborough-Southboro Reg'l. School District BAN 4% 5/23/08	8,100,000	8,102,673
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev.:
Participating VRDN Series ROC II R 10099, 2.45% (Liquidity Facility Citibank NA) (a)(c)	1,850,000	1,850,000
Series B, 6.25% (AMBAC Insured), VRDN (a)	43,165,000	43,165,000
Tewksbury Gen. Oblig. BAN 2.5% 2/10/09	17,540,941	17,595,519
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008-1, 2.3%, LOC Lloyds TSB Bank PLC, VRDN (a)	50,000,000	50,000,000
Winchester Gen. Oblig. BAN 4.25% 7/10/08	13,710,000	13,723,895
Woods Hole, Martha's Vineyard & Nantucket Steamship BAN 2.75% 10/30/08 (Massachusetts Gen. Oblig. Guaranteed)	5,000,000	5,016,226
		3,021,326,373
Michigan - 0.0%
Detroit Swr. Disp. Rev. Series B, 2.5% (FSA Insured), VRDN (a)	1,600,000	1,600,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 2657, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,305,000	2,305,000
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev. Bonds Series B-2, 5% 1/1/09	4,250,000	4,339,758
Municipal Securities - continued
	Principal Amount	Value
New York - 0.2%
New York City Transitional Fin. Auth. Rev. Series A2, 2.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 2,800,000	$ 2,800,000
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.) Series 2000 AB, 2.6% (FSA Insured), VRDN (a)	3,450,000	3,450,000
		6,250,000
North Carolina - 0.1%
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series Putters 2661, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,375,000	2,375,000
Wake County Gen. Oblig. Series 2003 B, 2.4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	1,400,000	1,400,000
		3,775,000
Pennsylvania - 0.2%
Downingtown Area School District 2.5% (FSA Insured), VRDN (a)	3,900,000	3,900,000
Harrisburg Auth. Wtr. Rev. Series 2002 B, 2.58% (FSA Insured), VRDN (a)	2,300,000	2,300,000
Manheim Township School District 2.45% (FSA Insured), VRDN (a)	1,400,000	1,400,000
		7,600,000
Puerto Rico - 3.9%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	35,000,000	35,071,686
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II R 10320CE, 2.48% (Liquidity Facility Citibank NA) (a)(c)	66,900,000	66,900,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 2.7% (Liquidity Facility Bank of New York, New York) (a)(c)	14,020,000	14,020,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series SG 19, 2.41% (Liquidity Facility Societe Generale) (a)(c)	3,775,000	3,775,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 2.73%, LOC Banco Santander SA, VRDN (a)	2,350,000	2,350,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 2.44% (Liquidity Facility Morgan Stanley) (a)(c)	9,790,000	9,790,000
		131,906,686
Municipal Securities - continued
	Principal Amount	Value
Tennessee - 0.3%
Jackson Energy Auth. Wtr. Sys. Rev. 2.69% (FSA Insured), VRDN (a)	$ 2,000,000	$ 2,000,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. 1.75% 6/9/08, CP	7,000,000	7,000,000
		9,000,000
Texas - 0.2%
Austin Wtr. & Wastewtr. Sys. Rev. 2.5% (FSA Insured), VRDN (a)	1,150,000	1,150,000
San Antonio Elec. & Gas Sys. Rev. Bonds Series A, 5.25% 2/1/16 (Pre-Refunded to 2/1/09 @ 101) (b)	2,810,000	2,907,755
Texas Gen. Oblig. Participating VRDN Series Putters 2492, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,555,000	3,555,000
		7,612,755
Virginia - 0.2%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 2.44%, LOC Branch Banking & Trust Co., VRDN (a)	6,250,000	6,250,000
Washington - 0.1%
King County Shoreline School District # 412 Participating VRDN Series MS 08 2440, 2.48% (Liquidity Facility Morgan Stanley) (a)(c)	2,710,000	2,710,000
Washington Health Care Facilities Auth. Rev. (Empire Health Services Proj.) 2.65%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,200,000	1,200,000
		3,910,000
Other - 3.3%
Fidelity Tax-Free Cash Central Fund, 2.51% (e)(f)	111,060,389	111,060,389
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,379,930,047)		3,379,930,047
NET OTHER ASSETS - 0.6%		19,170,718
NET ASSETS - 100%		$ 3,399,100,765
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,300,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series Solar 07 77, 3.35%, tender 6/12/08 (Liquidity Facility U.S. Bank NA, Minnesota)	12/7/07	$ 11,300,000
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 325,988
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,379,930,047	$ 111,060,389	$ 3,268,869,658	$ 0
Income Tax Information
At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $3,379,930,047.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 30, 2008